Operating Revenue - Summary of Changes in Contract Assets Relating to Contracts with Customers (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Contract assets [member]
Disclosure of contract assets [line items]
Beginning balance	¥ 6,831
Increase resulting from satisfaction of performance obligation	6,886
Reclassified to accounts receivable	(6,834)
Ending balance	6,883
Contract Assets Loss Allowance [member]
Disclosure of contract assets [line items]
Beginning balance	(342)
Net impairment loss of contract assets	26
Ending balance	¥ (316)